Other investments (Tables)	12 Months Ended
Dec. 31, 2017
Other investments
Schedule of other investments

	2017	2016	2015
	$m	$m	$m
Non-current investments
Equity securities available for sale	933	727	458
Total	933	727	458
Current investments
Equity securities and bonds available for sale	1,150	847	548
Fixed deposits	80	37	65
Total	1,230	884	613

Schedule of analysis equity securities and bonds available for sale

	2017	2016	2015
	$m	$m	$m
Level 1	1,408	933	654
Level 2	–	–	–
Level 3	675	641	352
Total	2,083	1,574	1,006

Schedule of fair value movements in level 3 investments

	2017	2016	2015
	$m	$m	$m
At 1 January	641	352	350
Additions	53	210	49
Revaluations	(1)	110	–
Transfers out	(12)	(12)	(22)
Disposals	(15)	(2)	(6)
Impairments and exchange adjustments	9	(17)	(19)
At 31 December	675	641	352